Earnouts (Details) - USD ($)	12 Months Ended
	Jul. 03, 2022	Jun. 27, 2021
Earnouts (Details) [Line Items]
Earnout shares	10,375,000
Sponsor support agreement description	As part of the Sponsor Support Agreement, the Sponsor and LionTree were issued 1,611,278 Earnout Shares which vest during the period from and after the Closing Date until the fifth anniversary of the Closing Date: (a) 805,639 Earnout Shares if the closing share price of Bowlero’s Class A common stock equals or exceeds $15.00 per share for any 10 trading days within any consecutive 20-trading day period that occurs after the Closing Date and (b) 805,639 Earnout Shares, if the closing share price of Class A common stock equals or exceeds $17.50 per share for any 10 trading days within any consecutive 20-trading day period.
Additional Earnout Shares	475,440
Changes in fair value of earnout shares	$ 129,336
Common Class A [Member]
Earnouts (Details) [Line Items]
Class A common stock, par value	$ 0.0001	$ 1
Exceeds share, per share	$ 17.5
Milestone Three Earnout Shares [Member]
Earnouts (Details) [Line Items]
Earnout shares vest	237,721
Share par value	$ 15
Milestone Four Earnout Shares [Member]
Earnouts (Details) [Line Items]
Earnout shares vest	237,719
Share par value	$ 17.5
Bowlero [Member]
Earnouts (Details) [Line Items]
Earnout shares	10,375,000
Bowlero [Member] | Common Class A [Member]
Earnouts (Details) [Line Items]
Exceeds share, per share	$ 15